                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08079

                    Navellier Variable Insurance Series Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

                One East Liberty, Third Floor Reno, Nevada 89501
       -------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)



      Louis G. Navellier  One East Liberty, Third Floor Reno, Nevada 89501
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-877-8671

Date of Fiscal year end:  December 31

Date of reporting period June 30, 2003

Item 1: Report(s) to Shareholders

                    NAVELLIER VARIABLE INSURANCE SERIES FUND

                                    [GRAPHIC]                  SEMIANNUAL REPORT
                                                                   June 30, 2003


                  Growth Portfolio            [NAVELLIER LOGO]
                                              Calculated Investing

                                                SEMIANNUAL REPORT, JUNE 30, 2003
                                  NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                   July 31, 2003

Dear Shareholder,

      After a lackluster first quarter of 2003, the second quarter provided some long overdue positive returns to the major equity markets. The Navellier Variable Insurance Series Fund Growth Portfolio captured a +18.55% year-to-date return and an impressive +24.64% return during the second quarter, outperforming its benchmark, the Russell 2000, during both time periods. This performance was specifically related to individual stock selection and not sector allocation.

      Looking forward, the evidence shows that we may have reached the bottom. As a result of this apparent opportunity, many of our models have started placing emphasis toward technology stocks in an effort to capture the upside if this bull market continues. Overall, our stock selection models are placing us in stocks that are exhibiting momentum created by analysts' predictions of future earnings growth and better fundamentals.

[GROWTH PORTFOLIO GRAPH]

                                                    GROWTH PORTFOLIO           RUSSELL 2000 GROWTH            RUSSELL 2000
                                                    ----------------           -------------------            ------------
2/27/98                                                 10000.00                    10000.00                    10000.00
3/31/98                                                 10500.00                    10419.00                    10412.00
                                                        10520.00                    10483.00                    10470.00
                                                        10140.00                     9722.00                     9906.00
6/30/98                                                 10440.00                     9821.00                     9927.00
                                                         9990.00                     9001.00                     9123.00
                                                         7930.00                     6923.00                     7352.00
9/30/98                                                  8610.00                     7625.00                     7927.00
                                                         8740.00                     8023.00                     8250.00
                                                         9730.00                     8645.00                     8683.00
12/31/98                                                11220.00                     9427.00                     9220.00
                                                        12680.00                     9852.00                     9342.00
                                                        11720.00                     8950.00                     8586.00
3/31/99                                                 12750.00                     9269.00                     8720.00
                                                        13350.00                    10088.00                     9501.00
                                                        12850.00                    10104.00                     9640.00
6/30/99                                                 14340.00                    10636.00                    10076.00
                                                        14200.00                    10307.00                     9799.00
                                                        14470.00                     9922.00                     9437.00
9/30/99                                                 14660.00                    10113.00                     9439.00
                                                        17010.00                    10372.00                     9477.00
                                                        18430.00                    11469.00                    10043.00
12/31/99                                                21616.00                    13490.00                    11180.00
                                                        21566.00                    13364.00                    11000.00
                                                        29717.00                    16474.00                    12817.00
3/31/00                                                 25923.00                    14742.00                    11972.00
                                                        25279.00                    13254.00                    11251.00
                                                        21817.00                    12093.00                    10596.00
6/30/00                                                 23327.00                    13655.00                    11519.00
                                                        21596.00                    12485.00                    11149.00
                                                        25662.00                    13798.00                    11999.00
9/30/00                                                 24363.00                    13113.00                    11647.00
                                                        22451.00                    12048.00                    11127.00
                                                        15950.00                     9861.00                     9985.00
12/31/00                                                17919.00                    10464.00                    10842.00
                                                        17950.00                    11311.00                    11407.00
                                                        14048.00                     9761.00                    10658.00
3/31/01                                                 12958.00                     8873.00                    10137.00
                                                        14934.00                     9960.00                    10930.00
                                                        15006.00                    10190.00                    11198.00
6/30/01                                                 14537.00                    10468.00                    11585.00
                                                        14028.00                     9575.00                    10958.00
                                                        12907.00                     8977.00                    10604.00
9/30/01                                                 11715.00                     7529.00                     9177.00
                                                        11593.00                     8253.00                     9714.00
                                                        12275.00                     8942.00                    10466.00
12/31/01                                                12887.00                     9499.00                    11112.00
                                                        12469.00                     9161.00                    10996.00
                                                        12500.00                     8568.00                    10695.00
3/31/02                                                 13182.00                     9312.00                    11554.00
                                                        13508.00                     9111.00                    11660.00
                                                        13101.00                     8578.00                    11142.00
6/30/02                                                 12581.00                     7851.00                    10589.00
                                                        11674.00                     6644.00                     8990.00
                                                        12357.00                     6641.00                     8967.00
9/30/02                                                 11623.00                     6161.00                     8323.00
                                                        11583.00                     6473.00                     8590.00
                                                        11399.00                     7115.00                     9357.00
12/31/02                                                10456.00                     6624.00                     8836.00
                                                        10200.00                     6444.00                     8591.00
                                                        10027.00                     6272.00                     8331.00
3/31/03                                                  9945.00                     6367.00                     8439.00
                                                        10721.00                     6970.00                     9239.00
                                                        11742.00                     7755.00                    10230.00
6/30/03                                                 12396.00                     7905.00                    10415.00



                                                        GROWTH                    RUSSELL 2000
   TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003*      PORTFOLIO   RUSSELL 2000      GROWTH
-----------------------------------------------------  ---------   ------------   ------------
Six Months                                                18.55%       17.88%         19.33%
One Year                                                  (1.47)%      (1.64)%         0.69%
Annualized 5 Year                                          3.49%        0.97%         (4.25)%
Annualized Since Inception+                                4.10%        0.77%         (4.31)%
Value of a $10,000 investment over Life of Fund+        $12,396      $10,415         $7,905
*The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+Inception February 27, 1998

      The stock market is still the place to be despite the fact that most stocks surged in the second quarter in the wake of the capital gain and dividend tax cuts in the economic stimulus package. The Federal Reserve Board made it very clear that short-term interest rates will remain low for a prolonged period of time and may move slightly lower. Despite the stability in short-term interest rates, long-term Treasury bond yields have risen up to 0.5% in the past few weeks, because bond market investors believe that interest rates have finally bottomed. This is potentially very bullish for the stock market, because some nervous bond investors will likely wander back to the stock market as yields move higher.

      The broader stock market indices just finished their best quarter in over four years. Normally after a strong advance, the stock market will settle down and begin to consolidate its gains. There are some questionable stocks that rallied in the past few months. We expect that the stock market will focus on the upcoming second quarter earnings announcement season and the cream will rise to the top. Typically, the more the stock market is focused on corporate earnings, the better the average stock in our growth portfolios should perform.

      We expect that the average stock in our growth portfolios will post over 30% annual earnings growth in the near future due to robust profit margin expansion. In fact, there has been so much cost-cutting in corporate America during the past few years that the slightest increase in sales results in very healthy profit margin expansion. We also expect another spectacular round of big earnings surprises during the second quarter earnings announcement season.

      The Federal Reserve Board continues to pour money back into the U.S. economy, which helps boost consumer spending. Business spending is steadily improving after a three-year drought, largely due to the Federal Reserve Board pushing banks to resume their business lending. The economic stimulus package was an incredible success and is helping to restore investor confidence. Although the U.S. economy is now steadily improving, some regions, like California, continue to struggle.

      California's woes appear to be self-inflicted and are effectively an anchor that is holding back the overall U.S. economy. Despite California's problems, we expect that the U.S. economy will grow at least at a 3% annual pace for the remainder of the year.

      Overall, we expect that the stock market will likely slow down and concentrate on those stocks with the most outstanding fundamental characteristics. The flow of funds into the stock market has been strong during the past few months. Since the decimalization of Wall Street, the flow of funds has become even more important than ever before for determining the near-term direction of the stock market. If the flow of funds decelerates, as it often does during the summer months, then we expect that the stock market will become increasingly selective. This is still a stock-picking environment.

      Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8671 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, Marketmail.*

Sincerely,


/s/ Louis G. Navellier                         /s/ Alan Alpers
Louis G. Navellier                             Alan Alpers
Chief Investment Officer                       Senior Portfolio Manager

*There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Variable Insurance Series Fund prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

These indices are not investment products available for sale.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2003
(unaudited)
GROWTH PORTFOLIO

-------------------------------------------------------
                                           Market Value
Shares                                       (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 97.7%
APPAREL -- 3.4%
  1,895  Coach, Inc.*                      $     94,257
                                           ------------
BIOTECHNOLOGY AND DRUGS -- 2.2%
    925  Amgen, Inc.*                            61,457
                                           ------------
COMPUTER NETWORKS -- 3.7%
  7,785  Dot Hill Systems Corp.*                101,984
                                           ------------
COMPUTER EQUIPMENT -- 8.4%
 11,265  Foundry Networks, Inc.*                162,216
    920  Zebra Technologies Corp.*               69,175
                                           ------------
                                                231,391
                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 14.7%
  9,665  Exult, Inc.*                            82,829
  7,660  FindWhat.com*                          145,081
  2,560  Netease.com Inc.*                       93,338
  3,980  Progress Software Corp.*                82,505
                                           ------------
                                                403,753
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 6.9%
    635  eBay, Inc.*                             66,154
  2,830  USANA Health Sciences Inc*             125,114
                                           ------------
                                                191,268
                                           ------------
ELECTRONIC COMPONENTS AND
  EQUIPMENT -- 2.4%
  2,900  Trimble Navigation Ltd*                 66,497
                                           ------------
FINANCIAL SERVICES -- 3.2%
  2,435  iStar Financial Inc.                    88,878
                                           ------------
INSTRUMENTS -- 2.7%
  1,835  Dionex Corp.*                           72,941
                                           ------------
INSURANCE -- 2.4%
  2,198  Fidelity National Financial,
           Inc.                                  67,611
                                           ------------
INVESTMENT SERVICES -- 2.9%
  7,820  Tradestation Group, Inc.*               80,233
                                           ------------
MACHINE AND ENGINEERING -- 1.9%
  1,300  Toro Co.                                51,675
                                           ------------
MANUFACTURING -- 2.6%
  1,340  Briggs & Stratton Corp.                 67,670
                                           ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 9.2%
  1,635  Inamed Corp.*                           87,783
  1,600  Varian Medical Systems, Inc.*           92,112
  1,600  Zimmer Holdings, Inc.*                  72,080
                                           ------------
                                                251,975
                                           ------------

-------------------------------------------------------
                                           Market Value
Shares                                       (Note 1)
-------------------------------------------------------
OIL AND GAS SERVICES -- 5.7%
  1,445  Burlington Resources, Inc.        $     78,131
  3,080  National Fuel Gas Co.                   80,234
                                           ------------
                                                158,365
                                           ------------
PHARMACEUTICALS -- 5.3%
  6,262  Lannett Company, Inc.*                 146,781
                                           ------------
REAL ESTATE INVESTMENT TRUST -- 13.0%
  2,730  Capital Automotive REIT                 76,413
  2,850  Developers Diversified Realty
           Corp.                                 81,054
  3,320  Federal Realty Investment Trust        106,240
  5,545  Impac Mortgage Holdings, Inc.           92,546
                                           ------------
                                                356,253
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 3.7%
 11,805  Westell Technologies, Inc.*            102,113
                                           ------------
UTILITIES -- 3.4%
  1,750  Entergy Corp.*                          92,365
                                           ------------
TOTAL COMMON STOCK
  (COST $2,230,658)                           2,687,467
                                           ------------
MONEY MARKET FUND -- 2.3%
 64,094  FBR Fund for Government
           Investors (Cost $64,094)              64,094
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $2,294,752)                           2,751,561
Other Assets Less Liabilities -- N.M.               594
                                           ------------
NET ASSETS -- 100.0%                       $  2,752,155
                                           ============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $  5,755,830
  Net Investment Loss                              (625)
  Accumulated Net Realized Loss on
    Investments                              (3,459,859)
  Net Unrealized Appreciation of
    Investments                                 456,809
                                           ------------
NET ASSETS                                 $  2,752,155
                                           ============
NET ASSET VALUE PER SHARE
  (Based on 226,643 Shares Outstanding)          $12.14
                                           ============

                 ------------------------
                 *   Non-income producing
                      N.M. Not Meaningful

                       See Notes to Financial Statements.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003
(unaudited)

                                                                GROWTH
                                                               PORTFOLIO
 -----------------------------------------------------------------------
 INVESTMENT INCOME
   Interest (Note 1).........................................  $     255
   Dividends (Note 1)........................................     16,580
                                                               ---------
     Total Investment Income.................................     16,835
                                                               ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................      9,994
   Administrative Fee (Note 2)...............................      2,939
   Transfer Agent and Custodian Fee (Note 3).................     15,677
   Legal Fees................................................     11,994
   Directors' Fees and Expenses (Note 2).....................      9,000
   Shareholder Reports and Notices...........................      4,056
   Audit Fees................................................      2,000
   Organizational Expense (Note 1)...........................        584
   Other Expenses............................................      3,464
                                                               ---------
     Total Expenses..........................................     59,708
     Less Expenses Reimbursed by Investment Adviser (Note
      2).....................................................    (42,072)
                                                               ---------
       Net Expenses..........................................     17,636
                                                               ---------
 NET INVESTMENT LOSS.........................................       (801)
                                                               ---------
 Net Realized Loss on Investments............................   (145,095)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................    576,539
                                                               ---------
 NET INCOME ON INVESTMENTS...................................    431,444
                                                               ---------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 430,643
                                                               =========

                       See Notes to Financial Statements.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     GROWTH PORTFOLIO
 -------------------------------------------------------------------------------------------
                                                                FOR THE SIX       FOR THE
                                                               MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003    DECEMBER 31,
                                                                (UNAUDITED)         2002
                                                               -------------    ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..............................   $     (801)      $    4,087
   Net Realized Loss on Investment Transactions..............     (145,095)         (63,039)
   Change in Net Unrealized Appreciation/Depreciation of
     Investments.............................................      576,539         (495,305)
                                                                ----------       ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................      430,643         (554,257)
                                                                ----------       ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Income...........................................           --           (5,238)
                                                                ----------       ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........................      131,981          852,762
   Reinvestment of Distributions.............................           --            5,238
   Cost of Shares Redeemed...................................      (87,480)      (1,207,160)
                                                                ----------       ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Share Transactions....................................       44,501         (349,160)
                                                                ----------       ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.................      475,144         (908,655)
 NET ASSETS -- BEGINNING OF PERIOD...........................    2,277,011        3,185,666
                                                                ----------       ----------
 NET ASSETS -- END OF PERIOD.................................   $2,752,155       $2,277,011
                                                                ==========       ==========
 SHARES
   Sold......................................................       11,996           71,971
   Issued in Reinvestment of Distributions...................           --              511
   Redeemed..................................................       (7,791)        (101,920)
                                                                ----------       ----------
     Net Increase (Decrease) in Shares.......................        4,205          (29,438)
                                                                ==========       ==========

                       See Notes to Financial Statements.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 GROWTH PORTFOLIO
 -----------------------------------------------------------------------------------------------------------
                                        FOR THE SIX            FOR THE YEARS ENDED            FOR THE PERIOD
                                       MONTHS ENDED                DECEMBER 31,                   ENDED
                                       JUNE 30, 2003   ------------------------------------    DECEMBER 31,
                                        (UNAUDITED)     2002      2001      2000      1999        1998**
                                       -------------   -------   -------   -------   ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................     $10.24        $12.65    $17.59    $21.48   $11.22       $10.00
                                          ------       -------   -------   -------   ------       ------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)....      (0.00)*        0.01     (0.16)    (0.19)   (0.05)       (0.04)
     Net Realized and Unrealized Gain
       (Loss) on Investments.........       1.91         (2.40)    (4.78)    (3.48)   10.44         1.26
                                          ------       -------   -------   -------   ------       ------
   Total from Investment
     Operations......................       1.91         (2.39)    (4.94)    (3.67)   10.39         1.22
                                          ------       -------   -------   -------   ------       ------
 Distributions to Shareholders
   From Net Investment Income........         --         (0.02)       --        --       --           --
   From Net Realized Gains...........         --            --        --     (0.22)   (0.13)          --
                                          ------       -------   -------   -------   ------       ------
     Total Distributions to
       Shareholders..................         --         (0.02)       --     (0.22)   (0.13)          --
                                          ------       -------   -------   -------   ------       ------
   Net Increase (Decrease) in Net
     Asset Value.....................       1.91         (2.41)    (4.94)    (3.89)   10.26         1.22
                                          ------       -------   -------   -------   ------       ------
   Net Asset Value -- End of
     Period..........................     $12.14        $10.24    $12.65    $17.59   $21.48       $11.22
                                          ======       =======   =======   =======   ======       ======
 TOTAL INVESTMENT RETURN.............      18.55%(A)    (18.86)%  (28.08)%  (17.10)%  92.66%       12.20%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................       1.50%(B)      1.50%     1.50%     1.50%    1.50%        1.50%(B)
   Expenses Before Reimbursement
     (Note 2)........................       5.07%(B)      3.97%     3.24%     2.04%    8.23%       70.17%(B)
   Net Investment Income (Loss) After
     Reimbursement (Note 2)..........      (0.07)%(B)     0.14%    (1.01)%   (0.99)%  (0.85)%      (0.67)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)..........      (3.64)%(B)    (2.33)%   (2.75)%   (1.54)%  (7.60)%     (69.34)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........        139%          304%      177%      130%      85%         129%
   Net Assets at End of Period (in
     thousands)......................     $2,752        $2,277    $3,186    $5,411   $2,802         $205
   Number of Shares Outstanding at
     End of Period (in thousands)....        227           222       252       308      130           18
 ------------------------------------

 (A)Total returns for periods of less than one year are not annualized
 (B)Annualized
 *  The per share data provided is less than $0.01.
 ** From Commencement of Operations February 27, 1998

                       See Notes to Financial Statements.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2003
(unaudited)

1. Significant Accounting Policies

     The Navellier Variable Insurance Series Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company authorized to issue multiple series of shares, each representing a portfolio of investments. The Fund currently has authorized one series, the Navellier Growth Portfolio (the "Growth Portfolio"), a diversified open-end management investment company. The Fund was established as a Maryland corporation organized on February 28, 1998. The Fund is authorized to issue 500,000,000 shares of capital stock with no stated par value of the Growth Portfolio. The Fund's shares are offered only to (a) insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies and (b) tax-qualified pension and retirement plans ("Qualified Plans"), including participant-directed Qualified Plans which elect to make the Fund available as investment options for Qualified Plan participants. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith. The Directors will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) Organizational expenses of the Growth Portfolio totaling $17,520 are being deferred and amortized over 60 months beginning with public offering of shares in the Fund. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 2003, the organization costs of the Growth Portfolio were completely amortized.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.85% of the daily net assets of the Growth Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and director of the Fund is also an officer and director of the Adviser.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------

     Under an agreement between the Fund and the Adviser, the Adviser has agreed to waive its advisory fee and/or reimburse expenses until the total portfolio operating expenses are at or below 1.50% of average annual net assets. This agreement is subject to termination at any time without notice to shareholders. During the six months ended June 30, 2003, the Adviser paid certain operating expenses on a net basis of the Growth Portfolio totaling $42,072 under the operating expense agreement.

     At June 30, 2003, the Statement of Net Assets includes Advisory fees payable totaling $1,877 and Administrative fees payable totaling $552.

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and director of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Directors not affiliated with the Adviser $6,000 annually. For the six months ended June 30, 2003, Directors' fees and expenses totaled $9,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Directors.

     Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will become the Transfer Agent, Fund Accountant and Fund Administrator to the Fund, pursuant to an agreement between the Fund and Integrated. Integrated is a Cincinnati-based mutual fund servicing company that has been in operation since 1983. FBR National Bank & Trust will continue to serve as the Fund's custodian.

4. Securities Transactions

     For the six months ended June 30, 2003, the cost of purchases and proceeds from sales of securities (excluding short-term securities) were $3,205,780 and $3,193,903, respectively.

5. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of June 30, 2003, based on the cost for Federal income tax purposes is as follows:

                                                                GROWTH
                                                              PORTFOLIO
                                                              ----------
Gross Unrealized Appreciation...............................  $  474,863
Gross Unrealized Depreciation...............................     (18,054)
                                                              ----------
Net Unrealized Appreciation.................................  $  456,809
                                                              ==========
Cost of Investments for Federal Income Tax Purposes.........  $2,294,752
                                                              ==========

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
--------------------------------------------------------------------------------

6. Federal Income Tax

     At December 31, 2002, for Federal income tax purposes, the Fund had a capital loss carryover of $3,212,678, of which $264,153 expires in 2008, $2,817,715 expires in 2009, and $130,810 expires in 2010, which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration.

7. Borrowing Agreement

     The Fund has a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Fund pledges collateral. At June 30, 2003, the Fund had no borrowings outstanding.

                              [GRAPHIC BACKGROUND]


        CUSTODIAN & TRANSFER AGENT           NAVELLIER OFFICES

         FBR National Bank & Trust           One East Liberty, Third Floor
              4922 Fairmont Avenue           Reno, Nevada 89501
                Bethesda, MD 20814

               800-622-1386 E.S.T.           800-887-8671 P.S.T.

ITEM 2. CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Navellier Variable Insurance Series Fund, Inc.
---------------------------------------------------------------------


By:    /s/ ARJEN KUYPER                                              8/29/03
       ---------------------------------------------------------------------
       Arjen Kuyper                                                    Date
       Treasurer
       The Navellier Variable Insurance Series Fund, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ LOUIS G. NAVELLIER                               8/29/03
      ---------------------------------------------------------------
      Louis G. Navellier                                     Date
      President and Trustee
      The Navellier Variable Insurance Series Fund, Inc.
      (Principal Executive Officer)



By:   /s/ ARJEN KUYPER                                     8/29/03
      --------------------------------------------------------------
      Arjen Kuyper                                          Date
      Treasurer
      The Navellier Variable Insurance Series Fund, Inc.
      (Principal Financial Officer and Accounting Officer)